LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

NOTE 8—LONG-TERM INVESTMENTS

        The balance of long-term investments is comprised of:

	December 31,
	2011	2010
	(In thousands)
Equity method investments	$10,873	$148,607
Cost method investments	82,318	39,014
Auction rate securities	5,870	13,100
Long-term marketable equity securities	74,691	—

Total long-term investments	$173,752	$200,721

Equity method investments

        The carrying values of the Company's equity method investments, along with the principal market that the investee operates include:

	December 31,		Percent Ownership of Common Stock
	2011	2010
	(In thousands)
Meetic (Europe)	$—	$130,043	See Note 5
Other	10,873	18,564

Total equity method investments included in long-term investments	10,873	148,607
The Newsweek/Daily Beast Company (United States) included in accrued expenses and other current liabilities	(8,186)	—	50%

Total equity method investments	$2,687	$148,607

        The Company's equity method investment in The Newsweek/Daily Beast Company is a negative balance representing IAC's commitment to fund.

        Summarized aggregated financial information for the Company's equity method investments is as follows:

	December 31,
	2011	2010
	(In thousands)
Balance sheet data(a):
Current assets	$42,527	$83,948
Non-current assets	45,852	388,518
Current liabilities	(47,085)	(89,505)
Non-current liabilities	(11,044)	(18,900)

	Twelve Months Ended December 31,
	2011	2010	2009
	(In thousands)
Operating data(a):
Net sales	$368,433	$275,584	$114,128
Gross profit	105,749	67,716	36,900
Net (loss) income	(17,636)	14,083	(4,966)
(a)
Summarized financial information for the Company's equity method investments is presented for the periods during which the Company holds or held an equity ownership interest. The summarized financial information for certain equity method investments is presented on a one quarter lag.

        During the first quarter of 2010, the Company recorded an $18.3 million impairment charge to write-down an investment accounted for using the equity method to fair value. The decline in value was determined to be other-than-temporary due to the investee's continued losses and negative operating cash flows. The Company estimated the fair value of its investment using a multiple of revenue approach. The impairment charge is included within "Equity in losses of unconsolidated affiliates" in the accompanying consolidated statement of operations.

Cost method investments

        During the third quarter of 2011, the Company acquired a 20% interest in Zhenai Inc. ("Zhenai"), a leading provider of online matchmaking services in China. Our voting power is limited by a shareholders agreement. In light of this limitation and the significance of our interest relative to other shareholders, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.

        In the fourth quarter of 2010, the Company recorded a $7.8 million impairment charge related to the write-down of an investment accounted for using the cost method to fair value. The impairment charge was determined to be other-than-temporary due to the investee's inability to achieve its 2010 cash flow forecast during its seasonally strongest fourth quarter and the Company's assessment that the investee would be unable to continue to operate without new outside financing. The impairment charge is included in "Other income (expense), net" in the accompanying consolidated statement of operations.

Auction rate securities

        See Note 9 for information regarding auction rate securities.

Long-term marketable equity securities

        The cost basis of the Company's long-term marketable equity securities at December 31, 2011 was $53.1 million, with gross unrealized gains of $29.8 million and a gross unrealized loss of $8.2 million, included in "Accumulated other comprehensive (loss) income" in the accompanying consolidated balance sheet. The Company evaluated the near-term prospects of the issuer in relation to the severity and short duration of the unrealized loss and based on that evaluation and the Company's ability and intent to hold this investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider this investment to be other-than-temporarily impaired at December 31, 2011. There were no long-term marketable equity securities at December 31, 2010.